Acquisitions (Details) € in Millions, £ in Millions, kr in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 29, 2018 EUR (€)	Dec. 29, 2018 SEK (kr)	Jul. 02, 2018 EUR (€)	Jul. 02, 2018 GBP (£)	Apr. 21, 2018 EUR (€)	Apr. 21, 2018 GBP (£)	Mar. 02, 2018 EUR (€)	Mar. 02, 2018 SEK (kr)
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			€ 0.0	€ 474.9	€ 0.0
Assets			5,904.5	5,340.8
Liabilities			3,347.8	3,281.7
Cash and cash equivalents in subsidiary or businesses acquired or disposed			0.0	(9.8)	0.0
Contingent consideration paid related to acquisitions			1.5	6.5	0.0
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			1.5	€ 471.6	€ 0.0
Adjustment to recognize pre-acquisition related liabilities			€ 1.9
Aunt Bessie's [Member] [Member]
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date								€ 205.3
Cash transferred								235.9	£ 209.0
Property, plant and equipment recognised as of acquisition date								23.1
Current assets recognised as of acquisition date								19.5
Inventory recognised as of acquisition date								13.2
Assets								261.1
Current liabilities recognised as of acquisition date								20.6
Deferred tax liabilities recognised as of acquisition date								37.6
Liabilities								58.2
Identifiable assets acquired (liabilities assumed)								(202.9)
Consideration transferred, acquisition-date fair value								235.9
Goodwill expected to be deductible for tax purposes								€ 33.0
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date										€ 158.0
Cash transferred										239.0	£ 209.7
Property, plant and equipment recognised as of acquisition date										33.2
Current assets recognised as of acquisition date										7.5
Inventory recognised as of acquisition date										10.7
Deferred tax assets recognised as of acquisition date										0.9
Assets										210.3
Current liabilities recognised as of acquisition date										31.2
Deferred tax liabilities recognised as of acquisition date										22.6
Liabilities										53.8
Identifiable assets acquired (liabilities assumed)										(156.5)
Consideration transferred, acquisition-date fair value										239.0
Goodwill expected to be deductible for tax purposes										€ 82.5
Toppfrys AB [Member]
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)												€ 0.1
Consideration transferred, acquisition-date fair value						€ 3.0	kr 30.7					1.7	kr 17.0
Goodwill expected to be deductible for tax purposes												€ 1.8
Percentage of voting equity interests acquired						81.00%	81.00%					60.00%	60.00%
Investments in subsidiaries												€ 1.5	kr 13.6
Proportion of voting rights held by non-controlling interests	19.00%	40.00%
Toppfrys AB [Member] | Toppfrys AB [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries												€ 3.2	kr 30.6